Fixed Assets - Vessel acquisitions 2024 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Vessels, net		$ 1,150,782
Above market acquired charters (Note 7)		58,254
Below market acquired charters (Note 7)		(5,036)
Total consideration	$ 315,121	1,200,978	$ 336,335
Umbrella Agreement [Member] | LNG Axios II LNG Assos LNG Aktoras LNG Apostolos [Member]
Related Party Transaction [Line Items]
Total consideration		$ 1,204,000